OTHER PAYABLES AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

14. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of
	March 31, 2023	December 31, 2022

Professional fees	$223,401	$324,629
Promotion expenses	38,583	38,583
Payroll	22,192	21,164
Amounts held in eWallets	210,702	216,049
Tax penalty	75,000	75,000
Others	16,797	37,852
Total	$586,675	$713,277

The Company requires all members and distributors of its network marketing business to maintain an electronic wallet (eWallet) account with the Company. The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70). Commission payment exceeding the RM100 threshold shall only be credited into the member’s or distributor’s eWallet upon request. The eWallet functionality allows the members to place new product orders utilizing eWallet available balance and/or request commission payout via multiple payment methods provided that each of the withdrawal amount exceeds RM100. Amounts held in eWallets are reflected on the balance sheet as a current liability.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2022	2021
Professional fees	$324,629	$436,541
Promotion expenses	38,583	36,024
Payroll	21,164	22,669
Amounts held in eWallets	216,049	223,781
Tax penalty	75,000	75,000
Others	37,852	64,340

Total	$713,277	$858,355

The Company requires all members and distributors of its network marketing business to maintain an electronic wallet (eWallet) account with the Company. The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70). Commission payment exceeding the RM100 threshold shall only be credited into the member’s or distributor’s eWallet upon request. The eWallet functionality allows the members to place new product orders utilizing eWallet available balance and/or request commission payout via multiple payment methods provided that each of the withdrawal amount exceeds RM100. Amounts held in eWallets are reflected on the balance sheet as a current liability.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)